Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

November 21, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 144 to the registration statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) relating to the Miller Income Opportunity Trust, a series of the Trust (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act because of a pending transaction involving the sale of Legg Mason, Inc.’s ownership stake in LMM LLC, the subadviser to the Fund, along with a proposed reorganization pursuant to which the Fund will transfer all of its assets to a newly organized series of a separate trust which is not affiliated with Legg Mason, Inc. The Amendment is to be effective on February 1, 2017.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger